                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GGC Opportunity Fund Management, L.P.
                 -------------------------------------
   Address:      c/o Golden Gate Private Equity, Inc.
                 -------------------------------------
                 One Embarcadero Center, 39th Floor
                 -------------------------------------
                 San Francisco, CA 94111
                 -------------------------------------

Form 13F File Number: 28-14374
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Dominik
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (415) 983-2700
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Dominik            San Francisco, CA     05/14/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 9
                                        --------------------

Form 13F Information Table Value Total: 824,580
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

                                       FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6 COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                    VALUE   SHRS OR                   INVESTMENT  OTHER ---------------------------
   NAME OF ISSUER     TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGER    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Financial     Com                256664103   30,460  1,830,508   SH              Sole               1830508
Atrium Innovations   Com                04963Y953   14,766  1,246,400   SH              Sole               1246400
Arris Group          Com                04269Q100   14,339    835,102   SH              Sole                835102
Guess Inc.           Com                401617105    9,705    390,842   SH              Sole                390842
Medifast II          Com                58470H101    8,393    366,200   SH              Sole                366200
The Active Network   Com                00506D100    4,143    988,797   SH              Sole                988797
Forrester Research   Com                346563109    2,095     66,182   SH              Sole                 66182
The Bancorp          Com                05969A105      232     16,750   SH              Sole                 16750
US Silica Hldgs Inc. Com                90345E103  740,447 31,401,471   SH              Sole              31401471